DERIVATIVE CONTRACTS (Schedule of Location in Consolidated Statements of Comprehensive Income (Loss) and Amount of Realized and Unrealized Gains/(Losses) Recognized in Current Earnings for Derivative Contracts Not Designated as Hedging Instruments) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	$ 10.5
Amount of unrealized gains/(losses) recognized in income	(0.9)	$ 0.9
Amount of realized and unrealized gains/(losses) recognized in income	9.6	0.9
Not designated as hedging instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized and unrealized gains/(losses) recognized in income	9.6	$ 0.9
Not designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	11.0
Amount of unrealized gains/(losses) recognized in income	(1.4)	$ 0.9
Not designated as hedging instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	(0.5)
Amount of unrealized gains/(losses) recognized in income	$ 0.5